EXPLANATORY NOTE

Incorporated herein by reference is a supplement  to the Pax World Funds Series Trust I prospectus for Pax World ESG Managers Growth Portfolio, ESG Managers Income Portfolio, ESG Managers Growth and Income Portfolio, and ESG Managers Balanced Portfolio filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 26, 2013 (SEC Accession No. 0001104659-13-072395).